Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2010 Fund
December 31, 2024
AFF10-NPRT3-0325
1.811320.120
Bond Funds - 62.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,581,196	34,594,354
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	570,904	4,207,564
Fidelity Series Emerging Markets Debt Fund (b)	138,996	1,098,072
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	40,279	344,381
Fidelity Series Floating Rate High Income Fund (b)	17,604	158,437
Fidelity Series High Income Fund (b)	132,007	1,136,584
Fidelity Series International Credit Fund (b)	36,510	301,206
Fidelity Series International Developed Markets Bond Index Fund (b)	1,157,241	10,044,849
Fidelity Series Investment Grade Bond Fund (b)	7,470,803	73,811,534
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,045,907	5,553,766
Fidelity Series Real Estate Income Fund (b)	21,366	209,810
TOTAL BOND FUNDS (Cost $142,461,649)		131,460,557

Domestic Equity Funds - 15.4%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	298,961	4,756,465
Fidelity Advisor Series Growth Opportunities Fund (b)	201,936	3,342,036
Fidelity Advisor Series Small Cap Fund (b)	90,048	1,009,436
Fidelity Series All-Sector Equity Fund (b)	171,805	2,151,000
Fidelity Series Commodity Strategy Fund (b)	4,854	418,182
Fidelity Series Intrinsic Opportunities Fund (b)	21,813	231,873
Fidelity Series Large Cap Stock Fund (b)	277,227	6,362,362
Fidelity Series Large Cap Value Index Fund (b)	36,892	601,714
Fidelity Series Opportunistic Insights Fund (b)	169,341	4,096,362
Fidelity Series Small Cap Core Fund (b)	15,147	184,940
Fidelity Series Small Cap Discovery Fund (b)	21,654	235,595
Fidelity Series Small Cap Opportunities Fund (b)	88,411	1,293,451
Fidelity Series Stock Selector Large Cap Value Fund (b)	269,733	3,695,347
Fidelity Series Value Discovery Fund (b)	244,914	3,796,171
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,765,313)		32,174,934

International Equity Funds - 13.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	110,152	1,727,187
Fidelity Series Emerging Markets Fund (b)	229,596	1,992,895
Fidelity Series Emerging Markets Opportunities Fund (b)	436,077	7,988,933
Fidelity Series International Growth Fund (b)	251,828	4,389,368
Fidelity Series International Small Cap Fund (b)	176,064	2,852,237
Fidelity Series International Value Fund (b)	371,144	4,424,040
Fidelity Series Overseas Fund (b)	328,960	4,421,217
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $19,561,998)		27,795,877

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $2,916,476)	294,566	2,939,773

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.56	20,000	19,967
US Treasury Bills 0% 1/23/2025 (d)	4.55	330,000	329,183
US Treasury Bills 0% 1/30/2025 (d)	4.45	220,000	219,276
TOTAL U.S. TREASURY OBLIGATIONS (Cost $568,275)			568,426

Money Market Funds - 6.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	225,186	225,231
Fidelity Series Government Money Market Fund (b)(f)	4.58	14,293,467	14,293,467
TOTAL MONEY MARKET FUNDS (Cost $14,518,698)			14,518,698

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $200,792,409)	209,458,265
NET OTHER ASSETS (LIABILITIES) - 0.0%	19,840
NET ASSETS - 100.0%	209,478,105

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	16	Mar 2025	1,814,000	(60,113)	(60,113)
ICE MSCI Emerging Markets Index Contracts (United States)	49	Mar 2025	2,630,810	(91,175)	(91,175)

TOTAL EQUITY CONTRACTS					(151,288)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	52	Mar 2025	5,655,000	(48,013)	(48,013)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	9	Mar 2025	956,742	(3,739)	(3,739)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	17	Mar 2025	1,935,344	(47,797)	(47,797)

TOTAL INTEREST RATE CONTRACTS					(99,549)

TOTAL PURCHASED					(250,837)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	13	Mar 2025	3,858,238	125,256	125,256

TOTAL FUTURES CONTRACTS					(125,581)
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $568,426.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	338,875	3,795,387	3,909,028	12,158	(3)	-	225,231	225,186	0.0%
Total	338,875	3,795,387	3,909,028	12,158	(3)	-	225,231	225,186

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	4,940,174	1,719,007	1,415,689	1,085,492	306,990	(794,017)	4,756,465	298,961
Fidelity Advisor Series Growth Opportunities Fund	3,478,461	656,867	1,183,296	284,152	212,299	177,705	3,342,036	201,936
Fidelity Advisor Series Small Cap Fund	1,700,741	271,056	803,546	239,595	128,041	(286,856)	1,009,436	90,048
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	36,610,065	5,049,114	7,486,695	974,111	(89,056)	510,926	34,594,354	3,581,196
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,900,987	224,413	1,801,651	162,650	(487,794)	371,609	4,207,564	570,904
Fidelity Series All-Sector Equity Fund	1,627,828	839,726	401,945	140,359	24,920	60,471	2,151,000	171,805
Fidelity Series Canada Fund	2,205,404	192,802	740,814	51,405	214,499	(144,704)	1,727,187	110,152
Fidelity Series Commodity Strategy Fund	1,592,492	549,692	1,648,078	53,693	(799,583)	723,659	418,182	4,854
Fidelity Series Emerging Markets Debt Fund	1,282,088	65,268	257,227	50,099	(51,142)	59,085	1,098,072	138,996
Fidelity Series Emerging Markets Debt Local Currency Fund	412,874	19,808	72,209	15,927	(8,209)	(7,883)	344,381	40,279
Fidelity Series Emerging Markets Fund	3,085,671	616,690	1,760,795	55,416	61,042	(9,713)	1,992,895	229,596
Fidelity Series Emerging Markets Opportunities Fund	12,385,571	441,527	5,321,251	164,078	1,063,546	(580,460)	7,988,933	436,077
Fidelity Series Floating Rate High Income Fund	191,425	14,811	46,739	12,054	(738)	(322)	158,437	17,604
Fidelity Series Government Money Market Fund	15,772,122	2,456,074	3,934,729	589,585	-	-	14,293,467	14,293,467
Fidelity Series High Income Fund	1,312,979	77,359	276,344	62,464	(11,511)	34,101	1,136,584	132,007
Fidelity Series International Credit Fund	284,136	14,068	205	14,069	20	3,187	301,206	36,510
Fidelity Series International Developed Markets Bond Index Fund	9,380,910	2,650,220	1,896,881	340,588	(152,276)	62,876	10,044,849	1,157,241
Fidelity Series International Growth Fund	6,227,636	615,880	2,168,045	181,827	865,877	(1,151,980)	4,389,368	251,828
Fidelity Series International Small Cap Fund	3,661,724	308,247	918,966	267,308	161,713	(360,481)	2,852,237	176,064
Fidelity Series International Value Fund	6,257,632	438,578	2,071,839	199,270	602,204	(802,535)	4,424,040	371,144
Fidelity Series Intrinsic Opportunities Fund	-	237,874	-	1,296	-	(6,001)	231,873	21,813
Fidelity Series Investment Grade Bond Fund	86,485,738	4,908,820	17,168,624	2,665,827	(1,125,749)	711,349	73,811,534	7,470,803
Fidelity Series Large Cap Stock Fund	6,650,862	1,132,824	1,751,134	504,706	263,991	65,819	6,362,362	277,227
Fidelity Series Large Cap Value Index Fund	656,560	107,534	177,548	18,443	18,562	(3,394)	601,714	36,892
Fidelity Series Long-Term Treasury Bond Index Fund	8,677,172	413,611	3,171,247	180,814	(1,510,213)	1,144,443	5,553,766	1,045,907
Fidelity Series Opportunistic Insights Fund	3,913,295	942,244	1,060,751	260,174	232,338	69,236	4,096,362	169,341
Fidelity Series Overseas Fund	6,244,450	399,931	2,039,862	98,045	547,465	(730,767)	4,421,217	328,960
Fidelity Series Real Estate Income Fund	239,016	14,363	47,445	11,598	(318)	4,194	209,810	21,366
Fidelity Series Short-Term Credit Fund	3,416,546	229,719	751,622	101,580	2,962	42,168	2,939,773	294,566
Fidelity Series Small Cap Core Fund	161,852	65,728	47,253	2,491	2,345	2,268	184,940	15,147
Fidelity Series Small Cap Discovery Fund	-	242,576	-	1,229	-	(6,981)	235,595	21,654
Fidelity Series Small Cap Opportunities Fund	2,158,665	280,364	1,079,504	169,412	324,877	(390,951)	1,293,451	88,411
Fidelity Series Stock Selector Large Cap Value Fund	3,873,432	1,048,638	1,168,143	344,918	90,074	(148,654)	3,695,347	269,733
Fidelity Series Value Discovery Fund	3,951,079	1,063,532	1,158,005	149,583	57,538	(117,973)	3,796,171	244,914
	244,739,587	28,308,965	63,828,082	9,454,258	944,714	(1,500,576)	208,664,608	32,617,403

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.